FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: March 31, 2006





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

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                         General Obligation Bonds (42.6%)                         Ratings Moody's, S&P
              Face Amount                                                              or Fitch               Value (a)

                        Coventry, Rhode Island
 $               550,000     5.000%, 11/01/16 AMBAC Insured                            Aaa+/AAA+++     $     580,211
                 550,000     5.000%, 11/01/17 AMBAC Insured                            Aaa+/AAA+++           576,284

                         Cranston, Rhode Island
                 500,000      5.450%, 11/15/11 FGIC Insured                            Aaa+/AAA++            534,560

                         Cumberland, Rhode Island

                 250,000      3.750%, 02/01/13 FGIC Insured                            Aaa+/AAA++            248,355
                 250,000      4.000%, 02/01/14 FGIC Insured                            Aaa+/AAA++            249,987
                 250,000      4.000%, 02/01/15 FGIC Insured                            Aaa+/AAA++            249,252
                 500,000      5.000%, 08/01/15 MBIA Insured                            Aaa+/AAA++            524,870
                 250,000      4.000%, 02/01/16 FGIC Insured                            Aaa+/AAA++            248,183
                 250,000      4.100%, 02/01/17 FGIC Insured                            Aaa+/AAA++            249,123
                 250,000      4.150%, 02/01/18 FGIC Insured                            Aaa+/AAA++            249,293
               1,255,000      5.000%, 10/01/18 MBIA Insured                            Aaa+/AAA++          1,310,007
               1,040,000      5.200%, 10/01/21 MBIA Insured                            Aaa+/AAA++          1,110,460

                        New Shoreham, Rhode Island

                 245,000     4.000%, 11/15/15 AMBAC Insured                            Aaa+/AAA++            244,025
                 255,000     4.250%, 11/15/16 AMBAC Insured                            Aaa+/AAA++            257,333
                 270,000     4.250%, 11/15/17 AMBAC Insured                            Aaa+/AAA++            271,693
                 910,000     4.800%, 04/15/18 AMBAC Insured                            Aaa+/AAA++            939,775
                 285,000     4.500%, 11/15/18 AMBAC Insured                            Aaa+/AAA++            290,210
               1,105,000     5.000%, 04/15/22 AMBAC Insured                            Aaa+/AAA++          1,160,637

                         Newport, Rhode Island
               1,000,000      4.500%, 11/01/15 AMBAC Insured                           Aaa+/AAA+++         1,029,070
               1,000,000      4.750%, 11/01/18 AMBAC Insured                           Aaa+/AAA+++         1,034,980
                 800,000      5.000%, 11/01/20 AMBAC Insured                           Aaa+/AAA+++           838,640

                         North Kingstown, Rhode Island
                 500,000     3.750%, 10/01/12 FGIC Insured
                                                                                       Aaa+/AAA++            498,005

                         North Providence, Rhode Island

                 400,000      5.700%, 07/01/08 MBIA Insured                            Aaa+/AAA++            417,968
                 500,000      3.500%, 10/15/13 FSA Insured                             Aaa+/AAA++            482,510
                 500,000      4.700%, 09/15/14 FSA Insured                             Aaa+/AAA++            516,960
                 500,000      3.650%, 10/15/14 FSA Insured                             Aaa+/AAA++            483,645
                 500,000      3.750%, 10/15/15 FSA Insured                             Aaa+/AAA++            481,910

                         Pawtucket, Rhode Island

                 600,000      4.300%, 09/15/09 AMBAC Insured                           Aaa+/AAA+++           612,504
                 250,000      4.400%, 09/15/10 AMBAC Insured                           Aaa+/AAA+++           257,210
                 850,000      3.625%, 04/15/12 AMBAC Insured                           Aaa+/AAA+++           843,404
                 545,000      3.500%, 07/01/12 FGIC Insured                            Aaa+/AAA+++           531,707
                 880,000      3.750%, 04/15/13 AMBAC Insured                           Aaa+/AAA+++           870,883
                 910,000      4.000%, 04/15/14 AMBAC Insured                           Aaa+/AAA+++           909,991

                         Providence, Rhode Island

                 700,000      5.500%, 01/15/11 FSA Insured                             Aaa+/AAA++            716,821
               1,925,000      5.200%, 04/01/11 AMBAC Insured                           Aaa+/AAA+++         2,042,637
               1,000,000      3.600%, 07/15/13 Series A FSA Insured                    Aaa+/AAA++            973,720
               1,000,000      5.000%, 01/15/16 FGIC Insured                            Aaa+/AAA++          1,053,550
               1,000,000      5.000%, 01/15/17 FGIC Insured                            Aaa+/AAA++          1,047,310
               1,000,000      5.000%, 01/15/18 FGIC Insured                            Aaa+/AAA++          1,044,210

                        Rhode Island Consolidated Capital Development Loan
               1,000,000      5.250%, 11/01/11 Series C MBIA Insured                   Aaa+/AAA++          1,076,330
               1,000,000      5.000%, 06/01/14 Series B FGIC Insured                   Aaa+/AAA++          1,045,650
               1,000,000      5.000%, 09/01/14 Series A FGIC Insured                   Aaa+/AAA++          1,041,840
               2,000,000      5.000%, 08/01/15 Series B FGIC Insured                   Aaa+/AAA++          2,086,140
               1,500,000      4.750%, 09/01/17 Series A FGIC Insured                   Aaa+/AAA++          1,542,765

                        Rhode Island State & Providence Consolidated Capital
                        Development Loan Refunding
               2,000,000     5.000%, 08/01/12 Series B MBIA Insured                    Aaa+/AAA++          2,131,340

                         South Kingstown, Rhode Island

                 500,000      5.500%, 06/15/12 FGIC Insured                            Aaa+/AAA+++           538,725
                 500,000      3.400%, 06/15/12 AMBAC Insured                             Aaa+/NR             484,095

                         State of Rhode Island
               1,000,000      5.125%, 07/15/11 FGIC Insured                            Aaa+/AAA++          1,042,230
               4,000,000      5.000%, 08/01/14 FGIC Insured                            Aaa+/AAA++          4,187,880
               1,500,000      5.000%, 09/01/15 FGIC Insured                            Aaa+/AAA++          1,562,760
               2,000,000     4.500%, 02/01/17 MBIA Insured                             Aaa+/AAA++          2,042,220
               2,000,000      5.250%, 11/01/17 FGIC Insured                            Aaa+/AAA++          2,157,560
               2,500,000      5.000%, 09/01/18 MBIA Insured                            Aaa+/AAA++          2,629,325
               2,000,000      5.000%, 09/01/19 MBIA Insured                            Aaa+/AAA++          2,103,160
               1,500,000      5.000%, 09/01/20 MBIA Insured                            Aaa+/AAA++          1,574,385

                          Warwick, Rhode Island

                 665,000      4.250%, 07/15/14 AMBAC Insured                           Aaa+/AAA++            674,117
                 195,000      5.600%, 08/01/14 FSA Insured                             Aaa+/AAA++            200,191
                 700,000      4.375%, 07/15/15 AMBAC Insured                           Aaa+/AAA++            712,460
                 770,000      4.600%, 07/15/17 AMBAC Insured                           Aaa+/AAA++            789,358
               1,000,000      5.000%, 03/01/18 FGIC Insured                            Aaa+/AAA++          1,041,000
                 905,000     4.250%, 01/15/18 XLCA Insured                             Aaa+/AAA++            907,109
                 810,000      4.700%, 07/15/18 AMBAC Insured                           Aaa+/AAA++            832,097
               1,000,000      5.000%, 01/15/19 FGIC Insured                            Aaa+/AAA++          1,053,100
                 855,000      4.750%, 07/15/19 AMBAC Insured                           Aaa+/AAA++            876,862
                 500,000      5.000%, 01/15/20 FGIC Insured                            Aaa+/AAA++            525,880

                         West Warwick, Rhode Island

                 500,000      4.875%, 03/01/16 AMBAC Insured                           Aaa+/AAA+++           520,390
                 670,000      5.000%, 03/01/17 AMBAC Insured                           Aaa+/AAA+++           703,467
                 700,000      5.050%, 03/01/18 AMBAC Insured                           Aaa+/AAA+++           739,046
                 735,000      5.100%, 03/01/19 AMBAC Insured                           Aaa+/AAA+++           776,726

                          Woonsocket, Rhode Island

                 500,000      3.500%, 03/01/12 AMBAC Insured                           Aaa+/AAA+++           490,135
                 655,000      4.450%, 12/15/12 FGIC Insured                            Aaa+/AAA+++           671,133
                 685,000      4.550%, 12/15/13 FGIC Insured                            Aaa+/AAA+++           703,303

                            Total General Obligation Bonds                                                65,444,672

                         Revenue Bonds (57.0%)

                         Development Revenue Bonds (10.4%)

                         Providence Rhode Island Redevelopment Agency Revenue
                        Refunding Public Safety Building Project

               1,000,000      3.700%, 04/01/13 Series 2005 A AMBAC Insured             Aaa+/AAA++            987,260

                         Rhode Island Convention Center Authority

                 500,000      5.000%, 05/15/07 Series 1993 B MBIA Insured              Aaa+/AAA++            507,430

                        Rhode Island Convention Center Authority Revenue
                           Refunding

                 925,000      5.000%, 05/15/10 Series 1993 B MBIA Insured              Aaa+/AAA++            972,600

                         Rhode Island Public Building Authority State Public
                            Projects
               1,000,000      5.250%, 02/01/09 Series 1998 A AMBAC Insured             Aaa+/AAA++          1,038,350
                 500,000      5.000%, 12/15/09 Series 1999 A AMBAC Insured             Aaa+/AAA++            523,105
               1,000,000      5.250%, 12/15/14 Series 1998 FSA Insured                 Aaa+/AAA++          1,058,260
                 500,000      5.500%, 12/15/14 Series 1996 B MBIA Insured              Aaa+/AAA++            516,290
                 500,000      5.500%, 12/15/15 Series 1996 B MBIA Insured              Aaa+/AAA++            516,290

                        Rhode Island State Economic Development Corp.,
                          Airport Revenue
               1,000,000      5.000%, 07/01/18 Series B FSA Insured                    Aaa+/AAA++          1,034,880

                        Rhode Island State Economic Development Corp. Airport
                        Revenue Refunding
               1,670,000      5.000%, 07/01/13  Series C MBIA Insured                  Aaa+/AAA++          1,769,649

                        Rhode Island State Economic Development Corp., Motor
                        Fuel Tax Revenue (Rhode Island Department of Transportation
               2,000,000     3.875%, 06/15/14 Series A AMBAC Insured                   Aaa+/AAA++          1,982,580

               1,000,000     4.000%, 06/15/15 Series A AMBAC Insured                   Aaa+/AAA++            996,150
               1,000,000     4.000%, 06/15/18 Series 2006A AMBAC Insured               Aaa+/AAA++            979,150

                         Rhode Island State Economic Development Corp., University of Rhode Island

                 750,000      4.800%, 11/01/11 Series 1999 FSA Insured                   Aaa+/NR             779,272
                 750,000      4.900%, 11/01/12 Series 1999 FSA Insured                   Aaa+/NR             780,157
                 750,000      4.900%, 11/01/13 Series 1999 FSA Insured                   Aaa+/NR             780,472
                 750,000      5.000%, 11/01/14 Series 1999 FSA Insured                   Aaa+/NR             785,055

                         Total Development Revenue Bonds                                                  16,006,950

                         Higher Education Revenue Bonds (29.2%)

                         Providence, Rhode Island Public Building Authority,
                           School Projects
               1,395,000      4.000%, 12/15/12  Series 2003 A MBIA Insured             Aaa+/AAA++          1,409,648
               1,450,000      4.000%, 12/15/13  Series 2003 A MBIA Insured             Aaa+/AAA++          1,456,699
               1,505,000      4.000%, 12/15/14  Series 2003 A MBIA Insured             Aaa+/AAA++          1,504,925
               1,570,000      4.000%, 12/15/15  Series 2003 A MBIA Insured             Aaa+/AAA++          1,563,689
               1,630,000      4.000%, 12/15/16  Series 2003 A MBIA Insured             Aaa+/AAA++          1,615,917

                         Providence, Rhode Island Public Building School &
                          Public Facilities Project
               1,500,000      5.250%, 12/15/17 AMBAC Insured                           Aaa+/AAA++          1,600,335
               1,000,000      5.250%, 12/15/19 AMBAC Insured                           Aaa+/AAA++          1,066,890

                         Rhode Island Health & Education Building Corp., Brown
                          University
               2,000,000      5.250%, 09/01/17 Series 1993 MBIA Insured               AAA++/AAA+++         2,126,360
               1,000,000      5.000%, 09/01/23 Series 1993 MBIA Insured                Aaa+/AAA++          1,026,280

                         Rhode Island Health & Education Building Corp., Bryant
                          College
                                                                                                                   -
               1,000,000      5.125%, 06/01/19 AMBAC Insured                           Aaa+/AAA++          1,054,100

                 230,000      5.000%, 12/01/21 AMBAC Insured                           Aaa+/AAA++            239,989

                         Rhode Island Health & Education Building Corp., Higher
                          Educational Facilities

                 500,000      3.500%, 09/15/13 Series 2003 B MBIA Insured              Aaa+/AAA++            480,200

               1,010,000      3.625%, 09/15/14 Series 2003 B MBIA Insured              Aaa+/AAA++            966,126
               1,050,000      4.000%, 09/15/15 Series 2003 B MBIA Insured              Aaa+/AAA++          1,037,778
               1,040,000      4.000%, 09/15/16 Series 2003 B MBIA Insured              Aaa+/AAA++          1,022,538
                 600,000      3.625%, 09/15/14 Series 2003 C MBIA Insured              Aaa+/AAA++            573,936
                 500,000      4.000%, 09/15/15 Series 2003 C MBIA Insured              Aaa+/AAA++            494,180
                 500,000      4.000%, 09/15/16 Series 2003 C MBIA Insured              Aaa+/AAA++            491,605

                         Rhode Island Health & Education Building Corp.,
                          Johnson & Wales University

                 465,000      5.500%, 04/01/15 Series 1999 A MBIA Insured              Aaa+/AAA++            515,745
                 900,000      5.500%, 04/01/16 Series 1999 A MBIA Insured              Aaa+/AAA++          1,004,769

                 785,000      5.500%, 04/01/17 Series 1999 A MBIA Insured              Aaa+/AAA++            879,961
               1,360,000      4.000%, 04/01/12 Series 2003 XLCA Insured                Aaa+/AAA++          1,372,988
               3,210,000      4.000%, 04/01/13 Series 2003 XLCA Insured                Aaa+/AAA++          3,227,495
               2,000,000      4.000%, 04/01/14 Series 2003 XLCA Insured                Aaa+/AAA++          1,993,220

                          Rhode Island Health & Education Building Corp.,
                           Rhode Island School of Design

                 505,000     4.700%, 06/01/18 Series 2001 MBIA Insured                 Aaa+/AAA++            520,438
                 280,000     4.750%, 06/01/19 Series 2001 MBIA Insured                 Aaa+/AAA++            288,893

                         Rhode Island Health & Education Building Corp., Roger
                          Williams University
               1,000,000      5.500%, 11/15/11 Series 1996 S AMBAC Insured               NR/AA++           1,031,090

                 500,000      5.125%, 11/15/11 AMBAC Insured                           Aaa+/AAA++            527,545
               1,000,000      5.125%, 11/15/14 Series 1996 S AMBAC Insured             Aaa+/AAA++          1,054,060
               1,000,000      5.000%, 11/15/18 Series 1996 S AMBAC Insured             Aaa+/AAA++          1,046,700

                         Rhode Island State Health & Educational Building Corp.,
                           University of Rhode Island

               1,000,000      3.500%, 09/15/13 Series 2004 A AMBAC Insured             Aaa+/AAA++            973,720
               1,200,000      4.000%, 09/15/11 Series 2005 G AMBAC Insured             Aaa+/AAA++          1,216,404
               1,200,000      4.125%, 09/15/12 Series 2005 G AMBAC Insured             Aaa+/AAA++          1,220,712
               1,200,000      4.125%, 09/15/13 Series 2005 G AMBAC Insured             Aaa+/AAA++          1,216,500

                         Rhode Island Health & Education Facilities Authority
                          Providence College
               1,000,000      4.250%, 11/01/14 XLCA Insured                            Aaa+/AAA++          1,012,900
               2,500,000      4.375%, 11/01/15 XLCA Insured                            Aaa+/AAA++          2,528,050
               2,500,000      4.500%, 11/01/16 XLCA Insured                            Aaa+/AAA++          2,556,300
               1,000,000      4.500%, 11/01/17 XLCA Insured                            Aaa+/AAA++          1,016,660

                         Total Higher Education Revenue Bonds                                             44,935,345

                         Housing Revenue Bonds (0.7%)

                         Rhode Island Housing & Meeting Finance Corp. Homeowner
                          Opportunity

               1,000,000      3.750%, 10/01/13  Series 50-A MBIA Insured               Aaa+/AAA+++           987,140

                         Pollution Control Revenue Bonds (4.3%)

                         Rhode Island Clean Water Finance Agency, Water
                          Pollution
                         Control Bonds
               1,800,000      5.000%, 10/01/18  Series 2002 B MBIA Insured             Aaa+/AAA++          1,881,036
               4,765,000      4.375%, 10/01/21  Series 2002 B MBIA Insured             Aaa+/AAA++          4,779,676

                         Total Pollution Control Revenue Bonds                                             6,660,712

                         Water and Sewer Revenue Bonds (9.0%)

                         Bristol County, Rhode Island Water Authority

                 750,000      5.250%, 07/01/17 Series 1997 A MBIA Insured              Aaa+/AAA++            771,900
               1,000,000      3.500%, 12/01/13 Series 2004 Refdg. A MBIA Insured       Aaa+/AAA++            963,600
               1,000,000      3.500%, 12/01/14 Series 2004 Refdg. A MBIA Insured       Aaa+/AAA++            952,620

                         Kent County, Rhode Island Water Authority

                 500,000      4.000%, 07/15/12  Series 2002 A MBIA Insured             Aaa+/AAA++            504,960
               1,055,000      4.150%, 07/15/14  Series 2002 A MBIA Insured             Aaa+/AAA++          1,063,651

                         Rhode Island Clean Water Protection Finance Agency

                 200,000      5.300%, 10/01/07 1993 Ser. 1993 A MBIA Insured           Aaa+/AAA++            204,740
                 300,000      5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured           Aaa+/AAA++            317,052
                 500,000      4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured          Aaa+/AAA++            510,350
               1,000,000      5.125%, 10/01/11 Ser. 1999 C MBIA Insured                Aaa+/AAA++          1,046,570
                 500,000      4.600%, 10/01/13 Ser. A AMBAC Insured                    Aaa+/AAA++            510,985
                 500,000      4.750%, 10/01/14 Ser. A AMBAC Insured                    Aaa+/AAA++            516,205
               1,250,000      5.400%, 10/01/15 Ser. A MBIA Insured                     Aaa+/AAA++          1,359,125
               2,000,000      4.750%, 10/01/18 Ser. A AMBAC Insured                    Aaa+/AAA++          2,046,420
                 500,000      4.750%, 10/01/20 Ser. A AMBAC Insured                    Aaa+/AAA++            508,675

                         Rhode Island Water Resources Board Public Drinking
                          Water Protection
               1,500,000      4.000%, 03/01/14 MBIA Insured                            Aaa+/AAA++          1,499,955
               1,000,000      4.250%, 03/01/15 MBIA Insured                            Aaa+/AAA++          1,013,530

                         Total Water and Sewer Revenue Bonds                                              13,790,338

                         Other Revenue Bonds (3.4%)

                         Rhode Island State Capital Development Loan
               1,500,000      5.400%, 08/01/08 MBIA Insured                            Aaa+/AAA++          1,524,495
               1,135,000      5.000%, 08/01/11 MBIA Insured                            Aaa+/AAA++          1,166,848

                         State of Rhode Island Certificates of Participation,
                          Howard Center Improvements

                 400,000      5.250%, 10/01/10 MBIA Insured                            Aaa+/AAA++            413,216
                 200,000      5.375%, 10/01/16 MBIA Insured                            Aaa+/AAA++            206,968

                         State of Rhode Island Depositors Economic Protection
                            Corp.

                 300,000      5.800%, 08/01/09 Series 1993 B MBIA Insured              Aaa+/AAA++            319,992

                 500,000      6.000%, 08/01/17 Series 1992 B MBIA Insured              Aaa+/AAA++            535,195
               1,045,000      5.250%, 08/01/21 Series 1993 B MBIA Insured ETM          Aaa+/AAA++          1,114,931

                         Total Other Revenue Bonds                                                         5,281,645

                         Total Revenue Bonds                                                              87,662,130

                         Total Investments (cost $150,466,246*)                      99.6%               153,106,802

                                                                                      0.4
                         Other assets less liabilities                                                       574,297
                                                                                                        ------------

                         Net Assets                                                 100.0%             $ 153,681,099
                                                                                    ======
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                        * See note b.

                        Rating Services:
                        +Moody's Investors Service
                        ++Standard & Poor's
                        +++ Fitch
                        NR - Not rated by two of the three ratings services

                        Portfolio Distribution By Quality Rating (unaudited)

                        Aaa of Moody's or AAA of S&P or Fitch             100%

                            PORTFOLIO ABBREVIATIONS:

                        AMBAC - American Municipal Bond Assurance Corp.
                        ETM      - Escrowed to Maturity
                        FGIC     - Financial Guaranty Insurance Co.
                        FSA       - Financial Security Assurance
                        MBIA     - Municipal Bond Investors Assurance
                        XLCA     - XL Capital Assurance


                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

          (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in he annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

          (b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax urposes of $150,427,480 amounted to $2,679,322, which consisted of aggregate gross unrealized appreciation of 3,478,624 and aggregate gross unrealized depreciation of $799,302.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 24, 2006



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 24, 2006